Revenue	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue

13.    Revenue

Disaggregation of Revenue

The Company disaggregates revenue from contracts with customers by geographic region, as the Company’s management believes it best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

The following tables present revenue disaggregated by geography of the customer’s shipping location for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
United States	$2,033	$1,959	$5,910	$3,403
Greater China	7,591	4,548	17,800	9,868
Rest of North America	1,286	167	2,513	525
South America	409	214	1,004	483
Rest of Asia Pacific	127	455	701	1,168
Europe	711	243	1,523	510
Total revenue	$12,157	$7,586	$29,451	$15,957

Contract Balances

Certain assets or liabilities are recorded depending on the timing of revenue recognition, billings and cash collections on a contract-by-contract basis. Contract liabilities primarily relate to deferred revenue, including advance consideration received from customers for contracts prior to the transfer of control to the customer, and therefore revenue is recognized upon delivery of products and services or as the services are performed. The Company also recorded unbilled revenue of $0 and $55 at September 30, 2021 and December 31, 2020, respectively, as part of its Prepaid expenses and other current assets in the accompanying condensed consolidated balance sheets.

The following table presents the liabilities associated with the engineering services contracts as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Deferred revenue	$377	$1,665

As of September 30, 2021 and December 31, 2020, contract liabilities were included as Deferred revenue and classified as current liabilities in the condensed consolidated balance sheets.

During the three months ended September 30, 2021 and 2020, the Company recognized $206 and $1,056, respectively, of revenue related to amounts that were previously included in deferred revenue at the beginning of the period. During the nine months ended September 30, 2021 and 2020, the Company recognized $819 and $1,865, respectively, of revenue related to amounts that were previously included in deferred revenue at the beginning of the period. Deferred revenue fluctuates overtime due to changes in the timing of payments received from customers and revenue recognized for services provided.

Revenue related to remaining performance obligations represents the amount of contracted development arrangements that has not been recognized, which includes deferred revenue on the unaudited condensed consolidated balance sheet and unbilled amounts that will be recognized as revenue in future periods. As of September 30, 2021, the amount of performance obligations that have not been recognized as revenue was $3,763, of which approximately 95% is expected to be recognized as revenue over the next twelve months and the remainder thereafter. This amount excludes the value of remaining performance obligations for contracts with an original expected length of one year or less. Variable consideration that has been constrained is excluded from the amount of performance obligations that have not been recognized.

Concentrations

As identified below, some of our customers accounted for more than 10% of the Company’s total revenue for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Customer A	25.7%	51.6%	39.3%	57.3%
Customer B	12.9%	10.3%	5.4%	13.6%
Customer C	—%	13.2%	—%	6.4%

The loss of these customers would have a material impact on the Company’s condensed consolidated financial results.

The two largest customers represented 34% and 18% of accounts receivable as of September 30, 2021 and the two largest customers represented 35% and 12% of accounts receivable as of December 31, 2020. No other individual customer represented more than 10% of accounts receivable at either September 30, 2021 or December 31, 2020.